BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2025
Business Combinations
BUSINESS COMBINATIONS

NOTE 4 — BUSINESS COMBINATIONS

Acquisition of Entrepreneur Resorts

On July 31, 2025, Genius Group Ltd acquired 100% of the equity interest of Tau Game Lodge, Matla Game Lodge, Entrepreneur Resorts Pte Ltd, PT Vision Villas from Entrepreneurs Resorts Limited for purchase consideration of $44,250,000, made up of 50,000,000 Genius Group Ltd ordinary shares. The Company will also make capital contribution of $1,000,000 to pay certain acquisition indebtedness, general working capital purposes and capital improvements related to the subsidiaries, in the form of a loan to be repaid by the subsidiaries. The resort is a combination of Café and resort model operating from South Africa and Indonesia.

The purchase price allocation presented below is provisional goodwill based on a preliminary valuation report. The Group may adjust these amounts during the measurement period of up to one year from the acquisition date as additional information becomes available, with any adjustments recorded against goodwill.

The following table summarises the fair value of the identifiable assets and liabilities at the acquisition date and effects of the acquisition on the Group’s cash flows:

Fair value on acquisition
Purchase price
Fair value of share considerations	$44,250,000
Total purchase price	44,250,000

Acquired cash	961,424
Trade and other receivable	252,706
Inventory	156,328
Prepaid expenses and other current assets	945,476
Property, plant and equipment, net	6,753,000
Intangible assets	2,300,000
Trade payable, accrued expenses and other liabilities	(670,670)
Other non-current liabilities	(104,806)
Long term borrowings and lease liabilities	(2,876,966)
Deferred tax liability	(1,020,211)
Net Identifiable Assets	6,696,281

Goodwill	$37,553,719

The Acquisition was accounted for using by the acquisition method of accounting.

USD
Consideration transferred
Cash paid	$-

Effect on cash flows on the Group

Cash paid	-
Less: Cash and cash equivalents in subsidiary acquired	(961,424)
Cash inflow on acquisition	$961,424

Acquisition of Pro Education

On November 03, 2025, Genius Group Ltd acquired 51% of the equity interest of Yayasan Pro Education International Center and PT Pro Education jointly termed as Pro Education (“Pro Ed”). The acquisition was completed on November 5, 2025 (the “Acquisition Date”). The total consideration for the 51% equity interest is US$2,000,000, payable in two installments: US$1,000,000 on the Acquisition Date, and the remaining US$1,000,000 with the first quarter of 2026. Pro Ed operates through two campuses in Bali namely Nuanu and Umalas.

The purchase price allocation presented below is provisional goodwill based on a preliminary valuation report. The Group may adjust these amounts during the measurement period of up to one year from the acquisition date as additional information becomes available, with any adjustments recorded against goodwill.

Below is a summary of the allocation of purchase consideration to the fair value of identifiable assets acquired and liabilities assumed, as prepared by an independent valuer.

Fair value on acquisition
Purchase price
Cash paid	$1,000,000
Cash to be paid by first quarter of 2026	1,000,000
Total purchase price	2,000,000

Acquired cash	96,661
Trade and other receivable	2,069,362
Prepaid expenses and other current assets	382,235
Property, plant and equipment, net	3,922,908
Construction in progress	186,017
Operating right of use asset	1,551,151
Intangible assets	1,400,000
Trade payable, accrued expenses and other liabilities	(3,836,882)
Long term borrowings and lease liabilities	(6,279,361)
Deferred tax liability	(308,000)
Net Identifiable Assets	(815,909)

Add: Non-Controlling interest	1,921,569

Goodwill	$4,737,478

The Acquisition was accounted for using by the acquisition method of accounting.

USD
Consideration transferred
Cash paid	$1,000,000

Effect on cash flows on the Group

Cash paid	(1,000,000)
Less: Cash and cash equivalents in subsidiary acquired	96,661
Cash outflow on acquisition	$903,339

The subsidiary that has non-controlling interests (NCI) that are considered material to the Group and additional disclosures on them are presented below.

2025
Name of the subsidiary:
ProEd Global School	$1,921,569

Profit for the year allocated to NCI of the subsidiary	(670,895)
Accumulated NCI of the subsidiary at the financial year end	$1,250,674

The summarised financial information of the subsidiary (not adjusted for the percentage ownership held by the group and amounts before inter-company eliminations) is as follows:

Current assets	$2,310,273
Non-current assets	5,578,600
Current liabilities	(4,230,378)
Loss for the financial year	(229,039)
Operating cash flows, increase	225,891
Investing cash flows, increase	-
Financing cash flows, decrease	-
Net increase in cash	$(3,148)